Changes in TotalEnergies' perimeter	12 Months Ended
Dec. 31, 2022
Changes in TotalEnergies' perimeter
Changes in TotalEnergies' perimeter

Note 2 Changes in TotalEnergies’ perimeter

2.1 Main acquisitions and divestments

In 2022, the main changes in TotalEnergies perimeter were as follows:

➢Integrated Gas, Renewables & Power
●	On February 28, 2022, TotalEnergies has successfully been named a winner of maritime lease area OCS-A 0538 by the BOEM (Bureau of Ocean Energy Management) in the New York Bight auction in United States.

This bid for the development of an offshore wind farm off the U.S. East Coast was won for a consideration of $795 million (100%) by both TotalEnergies and EnBW.

Located up to 47 nautical miles (87 kilometers) from the coast, the lease covers a 132 square miles (341 square kilometer) area that could accommodate a generation capacity of at least 3 GW, enough to provide power to about one million homes. The project is expected to come online by 2028.

●	In September 2022, TotalEnergies finalized the acquisition of 50% of Clearway Energy Group (CEG), the 5th US renewable energy player, with Global Infrastructure Partners (GIP).

In the frame of this transaction, GIP received $1.6 billion in cash and an interest of 50% minus one share in the TotalEnergies subsidiary that holds a 50.5% ownership in SunPower Corporation, leader in residential solar in the U.S.

These transactions had an impact of $1,391 million on TotalEnergies' net income, TotalEnergies’ share, and as of September 30, 2022, TotalEnergies' interests in Clearway Energy Group (CEG) and in TotalEnergies' subsidiary that holds a 50.5% ownership in SunPower are accounted for using the equity method. This impact is treated as an adjustment item.

➢Exploration & Production
●	In January 2022, TotalEnergies has decided to initiate the contractual process of withdrawing from the Yadana field and from MGTC in Myanmar, both as operator and as shareholder, without any financial compensation for TotalEnergies.

As a result, TotalEnergies registered an impairment of assets of $(201) million in operating income and of $(305) million in net income TotalEnergies’ share in the financial statements as of December 31, 2021.

This withdrawal became effective on July 20, 2022.

●	In February 2022, TotalEnergies announced its decision not to sanction and so to withdraw from the North Platte deepwater project in the US Gulf of Mexico.

The decision not to continue with the project was taken as TotalEnergies has better opportunities of allocation of its capital within its global portfolio.

An impairment of the project’s assets has been recorded in the consolidated financial statements of the first quarter of 2022, for an amount of $(957) million in net income, TotalEnergies’ share.

-	In April 2022, TotalEnergies finalized the acquisition of the Atapu and Sepia pre-salt oil fields offered by Brazil’s National Agency of Petroleum, Natural Gas and Biofuels (ANP) in the Transfer of Rights (ToR) Surplus bidding round, that took place in December 2021.

The details of the acquisition are presented in Note 2.2 to the consolidated financial statements.

-	TotalEnergies holds a 19.4% stake in the company Novatek, a stake that it cannot sell given the prevailing shareholders’ agreements, as it is forbidden for TotalEnergies to sell any asset to one of Novatek's main shareholders who is under sanction.

In view of the European sanctions in force since the beginning of the war, the two directors representing TotalEnergies on the board of directors of Novatek are led to abstain from voting in meetings of the board of directors of this company, in particular on financial matters. They are therefore no longer in a position to fully carry out their duties on the board which might become an issue for the governance of this company.

Under these circumstances, on December 9, 2022, the Board of Directors of TotalEnergies has decided to withdraw the representatives of the Company from the Board of PAO Novatek with immediate effect.

As a result, at the end of 2022, the criteria for significant influence no longer being met under IAS 28 “Investments in Associates and Joint Ventures”, TotalEnergies’ 19.4% stake in Novatek is no longer accounted for under the equity method in the Company’s consolidated financial statements.

2.2 Major business combinations

Accounting principles

In accordance with IFRS 3 “Business combinations”, TotalEnergies is assessing the fair value of identifiable acquired assets, liabilities and contingent liabilities on the basis of available information. This assessment will be finalised within 12 months following the acquisition date.

➢	Exploration & Production
●	Transfer of rights in the Atapu and Sepia fields in Brazil

On April 26, 2022, Petrobras transferred to TotalEnergies 22.5% of the rights of the pre-salt Atapu oil field. Production started in 2020 and has reached a plateau of 160,000 barrels per day with a first Floating, Production, Storage and Offloading unit (FPSO). A second FPSO is planned to be sanctioned, which would increase the overall oil production of the field to around 350,000 b/d.

On April 27, 2022, Petrobras also transferred to TotalEnergies 28% of the rights of the pre-salt Sepia oil field. Production started in 2021 and is targeting a plateau of 180,000 barrels per day with a first Floating, Production, Storage and Offloading unit (FPSO). A second FPSO is planned to be sanctioned, which would increase the overall oil production of the field to around 350,000 b/d.

The preliminary purchase price allocation is shown below:

(M$)	At the acquisition date
Intangible assets	543
Tangible assets	4,512
Other assets and liabilities	(437)
Fair value of consideration	4,618

2.3 Divestment projects

Accounting principles

Pursuant to IFRS 5 "Non-current assets held for sale and discontinued operations”, assets and liabilities of affiliates that are held for sale are presented separately on the face of the balance sheet. Depreciation of assets ceases from the date of classification in “Non-current assets held for sale”.

As of December 31, 2022, there is no material divestment project recorded in “assets held for sale”.

In line with its low-carbon strategy, TotalEnergies announced in September 2022 its intention to exit the Canadian oil sands through a spin-off of its subsidiary TotalEnergies EP Canada in 2023.  The spin-off is expected to be submitted to the vote of the Annual General Meeting of Shareholders in May 2023.

As of December 31, 2022, the subsidiary TotalEnergies EP Canada is not presented as an asset held for sale in the consolidated financial statements, as the transaction is notably subject to approval of TotalEnergies' shareholders in May 2023.